Drilling rigs, machinery and equipment, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Balance	$ 4,538,838
Transfer from drillships under construction	0	3,372,156
Balance	4,399,462	4,538,838
Cost
Property, Plant and Equipment [Line Items]
Balance	4,889,606	1,440,117
Additions	82,939	78,480
Transfer from drillships under construction		3,372,156
Disposals	(4,148)	(1,147)
Balance	4,968,397	4,889,606
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(350,768)	(190,784)
Disposals	3,835	381
Depreciation	(222,002)	(160,365)
Balance	(568,935)	(350,768)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance	4,538,838	1,249,333
Additions	82,939	78,480
Transfer from drillships under construction		3,372,156
Disposals	(313)	(766)
Depreciation	(222,002)	(160,365)
Balance	$ 4,399,462	$ 4,538,838